Property and operating equipment	12 Months Ended
Dec. 31, 2025
Property and operating equipment [Abstract]
Property and operating equipment
8	Property and operating equipment

Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

	2025
	Lands	Construc- tion in progress		Buildings and facilities	Maritime and transpor- tation equipment		Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,442,648	$687,412		$114,044	$178,009		$85,130	$2,507,243
Additions	-	685,686	(a)	-	5,199		755	691,640
Transfers	-	(1,221,503)	(a)	(9,421)	1,218,065	(a)	(1,524)	(14,383)
Disposals (b)	(82,410)	(39,727)		-	(2,769)		(12,875)	(137,781)
Balance as of December 31	1,360,238	111,868		104,623	1,398,504		71,486	3,046,719

Depreciation and impairment
Balance as of January 1	-	-		(21,313)	(158,212)		(56,419)	(235,944)
Disposals	-	-		7,491	(11,940)		25,936	21,487
Depreciation	-	-		(11,758)	(69,830)		(18,135)	(99,723)
Balance as of December 31	-	-		(25,580)	(239,982)		(48,618)	(314,180)
Carrying amount as of December 31	$1,360,238	$111,868		$79,043	$1,158,522		$22,868	$2,732,539

	2024
	Lands	Construc- tion in progress		Buildings and facilities	Maritime and transpor- tation equipment	Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,419,674	$230,406		$114,044	$193,882	$75,402	$2,033,408
Additions	-	462,622	(a)	-	1,060	10,844	474,526
Revaluation	22,974	-		-	-	-	22,974
Disposals	-	(5,616)		-	(16,933)	(1,116)	(23,665)
Balance as of December 31	1,442,648	687,412		114,044	178,009	85,130	2,507,243

Depreciation and impairment
Balance as of January 1	-	-		(13,011)	(149,941)	(44,324)	(207,276)
Disposals	-	-		73	15,356	954	16,383
Depreciation	-	-		(8,375)	(23,627)	(13,049)	(45,051)
Balance as of December 31	-	-		(21,313)	(158,212)	(56,419)	(235,944)
Carrying amount as of December 31	$1,442,648	$687,412		$92,731	$19,797	$28,711	$2,271,299

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization, and loss from revaluation on the consolidated statements of profit or loss.

(a)
As of December 31, 2024, the balance of construction in progress and the additions made during 2025 mainly consist of costs attributable to the acquisition of the project for a floating dock and the mud vessels TMM Alfa and TMM Gama. During 2025 the acquisitions were completed, so transfers were made to the line items ‘Maritime Equipment’ and ‘Floating Dock’ for $825,471 and $392,594, respectively.

(b)	The dispositions are mainly comprised of the deconsolidation of assets due to the loss of control of subsidiaries effective October 1, 2025.

If the cost model had been used, the revalued carrying amounts for land and properties as of December 31, 2025 and 2024, would be as follows:

	2025	2024
Lands	$847,745	$847,745
Properties	179,359	188,799
	$1,027,104	$1,036,544

The revalued amounts include a revaluation surplus of $684,766 and $712,333 in 2025 and 2024, respectively, which is presented as ‘Other components of equity’ and is not available for distribution to stockholders (see Note 15).

Fair value measurement

See Note 23 regarding the measuring of fair value for properties.

Guarantees

As of December 31, 2025 and 2024, a property owned by the Company was pledged as collateral in connection with financing entered into with Banco Nacional de Comercio Exterior (BANCOMEXT), intended for the acquisition of the floating dock, including the establishment of real guarantees over it. In addition, as of December 31, 2025, the financing entered into with Grupo Financiero Inbursa for the acquisition of two vessels is secured by a maritime mortgage on said vessels and the assignment as collateral of the collection rights arising from contracts with PEMEX. Additionally, as of December 31, 2025, the financing entered into with Atrafin LLC involves the participation of Grupo TMM, S.A.B. as a joint obligor, which implies joint responsibility in fulfilling such obligations, without any requirement having been made to date for the joint obligor to fulfill these obligations.